Balance Sheet - USD ($)	Sep. 30, 2021	Jan. 22, 2021
Current Assets
Cash	$ 119,603	$ 0
Prepaid expenses	917,988
Total Current Assets	1,037,591
Investments held in Trust Account	253,782,146
Deferred offering costs		100,000
Total Assets	254,819,737	100,000
Current Liabilities
Accrued expenses	2,268,718	604
Warrant Liabilities	21,811,105
Deferred underwriting fee payable	8,881,809
Accrued offering costs		75,000
Total Current Liabilities	2,268,718	75,604
Total Liabilities	32,961,632
Commitments
Class A common stock subject to possible redemption 25,376,598 shares at redemption value of $10.00 per share	253,765,980
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0
Additional paid-in capital		24,353
Accumulated deficit	(31,908,509)	(604)
Total Stockholders' Deficit	(31,907,875)	24,396
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	254,819,737	100,000
Class A [Member]
Stockholders' Deficit
Common Stock	0	0
Class B [Member]
Stockholders' Deficit
Common Stock	$ 634	$ 647